Related party transactions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Related party transactions

13.	Related party transactions

(a)	Identify related parties

For the purposes of the consolidated financial statements, parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control. Related parties may be individuals or other entities.

Related parties also include key management personnel. Key management personnel are defined as those persons having authority and responsibility for planning, directing and controlling the activities of the Group either directly or indirectly. The key management personnel of the Group include directors of the Group.

(b)	Significant related party transactions and balances

Amount due from associates represent non-trade balances which are unsecured, interest free and receivable on demand.

Amount due to associates represent non-trade balances which are unsecured, interest free and repayable on demand.

Amount due to directors represent non-trade advances, interest free and repayable on demand.

Related party transactions have been entered in the normal course of business under negotiated terms. In addition to the related party balances disclosed elsewhere in the consolidated financial statements, the related party transactions of the Group are as follows:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Associates:
Alps Globemedics
Agent commission	39,392	142,809
Management fee income	6,948	7,111

(c)	Compensation of key management personnel

The remuneration of key management personnel during the financial year are as follows:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Fee	22,137	50,201
Salaries and other emoluments	110,018	80,690
Defined contribution plans	10,599	10,625

	142,754	141,516

13.	Related party transactions

(a)	Identify related parties

For the purposes of the consolidated financial statements, parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control. Related parties may be individuals or other entities.

Related parties also include key management personnel. Key management personnel are defined as those persons having authority and responsibility for planning, directing and controlling the activities of the Group either directly or indirectly. The key management personnel of the Group include directors of the Group.

13.	Related party transactions (Cont’d)

(b)	Significant related party transactions and balances

Amount due from associates represent non-trade balances which are unsecured, interest free and receivable on demand.

Amount due to associates represent non-trade balances which are unsecured, interest free and repayable on demand.

Amount due to directors represent non-trade advances, interest free and repayable on demand.

Related party transactions have been entered in the normal course of business under negotiated terms. In addition to the related party balances disclosed elsewhere in the consolidated financial statements, the related party transactions of the Group are as follows:

	2025	2024
	USD	USD

Associates:
Alps Globemedics
Agent commission	196,531	120,189
Management fee income	13,534	12,916

Related party:
Director
Agent commission	45,590	18,102
Consultancy fee	-	51,663
Patent License Agreement*	-	707,028

*	During the financial year ended 31 March 2024, the Company entered into a Patent License Agreement with a director of the Company, wherein the director shall grant to the Company an exclusive, royalty-free and non-transferable right and license all the patents stated in the agreement.

(c)	Compensation of key management personnel

The remuneration of key management personnel during the financial year are as follows:

	2025	2024
	USD	USD

Fee	79,988	71,811
Salaries and other emoluments	185,871	162,726
Defined contribution plans	20,555	19,255

	286,414	253,792